Subsequent Events [Text Block]	12 Months Ended
Mar. 31, 2020
Subsequent Events [Abstract]
Subsequent Events [Text Block]
3 3 .	SUBSEQUENT EVENTS

Approval of Dividends
On June
29
, 2020, the shareholders approved the payment of cash dividends of ¥12.5 per share of Common stock, totaling ¥160,919 million, that were payable on June 30, 2020, to the shareholders of record on March 31, 2020.